Income Tax - Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Tax loss carryforwards and investment credits	$ 603	$ 740
Less unrecognized tax benefit	(20)	(235)
Tax loss carryforwards net of unrecognized tax benefit	583	505
Inventory valuation	28	35
Impairment and restructuring charges	14	16
Fixed asset depreciation in arrears	35	32
Increased depreciation incentives	211	118
Capitalized development costs	108	101
Receivables for government funding	11	6
Tax credits granted on past capital investments	1,155	1,160
Pension service costs	65	65
Stock awards	7	5
Commercial accruals	12	11
Other temporary differences	26	99
Total deferred tax assets	2,255	2,153
Valuation allowances	(1,548)	(1,502)
Deferred tax assets, net	707	651
Accelerated fixed asset depreciation	(16)	(13)
Acquired intangible assets	(13)	(10)
Advances of government funding	(12)	(9)
Other temporary differences	(7)	(6)
Deferred tax liabilities	(48)	(38)
Net deferred income tax asset	$ 659	$ 613